Stock Compensation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee stock-based compensation - option grants	$ 368,691	$ 14,791
Employee stock-based compensation - stock grants
Non-Employee stock-based compensation - option grants	82,250	920,261
Non-Employee stock-based compensation - stock grants		156,000
Non-Employee stock-based compensation-stock warrant
Total	$ 453,941	$ 1,091,052	$ 3,117,807	$ 1,765,074